Note 3 - Inventories	6 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 3. Inventories

 Inventories consisted of the following (in thousands):

	December 31, 2013	June 30, 2013	June 30, 2012
	(unaudited)
Raw materials	$308	$473	$170
Work in progress	773	594	128
Finished goods	306	390	278
Total	$1,387	$1,457	$576